DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.6%
Austria — 0.3%
Erste Group Bank AG
16,750 1,593,142
OMV AG
7,601 418,477
Verbund AG
3,844 274,099
(Cost $1,432,408)
2,285,718
Belgium — 1.2%
Ageas SA/NV
8,028 565,396
Anheuser-Busch InBev SA/NV
54,107 3,389,074
D'ieteren Group
1,087 235,388
Elia Group SA/NV
2,138 244,622
Groupe Bruxelles Lambert NV
4,336 380,959
KBC Group NV
12,656 1,491,732
Lotus Bakeries NV
21 205,634
Sofina SA
794 240,214
Syensqo SA
4,158 367,169
UCB SA
6,854 1,602,498
(Cost $7,859,734)
8,722,686
Chile — 0.1%
Antofagasta PLC
(Cost $432,927)
20,373 590,651
Denmark — 3.0%
A.P. Moller - Maersk A/S, Class
A (a)
163 334,650
A.P. Moller - Maersk A/S, Class B
205 422,003
Carlsberg AS, Class B
5,109 624,863
Coloplast A/S, Class B
6,972 669,588
Danske Bank A/S
36,003 1,480,024
Demant A/S *
3,803 145,428
DSV A/S
11,250 2,491,302
Genmab A/S *
3,481 866,336
Novo Nordisk A/S, Class B
175,967 9,894,990
Novonesis (Novozymes) B, Class
B
19,230 1,222,387
Orsted AS, 144A * (a)
9,592 290,359
Pandora A/S
4,120 568,859
ROCKWOOL A/S, Class B
4,668 176,311
Tryg A/S
18,826 495,087
Vestas Wind Systems A/S
55,308 1,100,838
(Cost $23,821,180)
20,783,025
Finland — 1.6%
Elisa OYJ
7,616 405,582
Fortum OYJ
25,821 446,777
Kesko OYJ, Class B
14,125 313,146
Kone OYJ, Class B
18,462 1,160,283
Metso Corp.
36,498 471,611
Neste OYJ
22,985 421,907
Nokia OYJ
292,627 1,259,486
Nordea Bank Abp
173,463 2,646,267
Orion OYJ, Class B
5,516 440,107
Sampo OYJ, Class A
133,853 1,535,568
Number
of Shares Value $
Stora Enso OYJ, Class R
29,058 339,202
UPM-Kymmene OYJ
27,807 791,490
Wartsila OYJ Abp
26,409 773,634
(Cost $10,703,727)
11,005,060
France — 15.9%
Accor SA
10,833 535,711
Aeroports de Paris SA
1,887 247,914
Air Liquide SA
31,541 6,502,493
Airbus SE
32,502 6,808,601
Alstom SA *
19,792 475,597
Amundi SA, 144A
3,420 252,667
Arkema SA
3,198 226,725
AXA SA
96,986 4,514,734
BioMerieux
2,034 282,456
BNP Paribas SA
55,642 5,001,298
Bollore SE
40,527 236,494
Bouygues SA
10,859 465,473
Bureau Veritas SA
16,417 494,754
Capgemini SE
8,702 1,236,419
Carrefour SA
29,076 420,608
Cie de Saint-Gobain SA
24,927 2,688,748
Cie Generale des Etablissements
Michelin SCA
37,170 1,344,998
Covivio SA REIT
2,425 158,731
Credit Agricole SA
55,853 1,021,303
Danone SA
35,101 2,922,986
Dassault Aviation SA
1,008 318,400
Dassault Systemes SE
36,722 1,142,766
Edenred SE
12,726 367,738
Eiffage SA
3,579 450,111
Engie SA
100,828 2,086,691
EssilorLuxottica SA
16,532 5,032,478
FDJ UNITED
5,448 175,402
Gecina SA REIT
2,259 221,599
Getlink SE
17,504 330,719
Hermes International SCA
1,730 4,232,036
Ipsen SA
2,051 278,338
Kering SA
4,195 1,124,608
Klepierre SA REIT
12,372 482,564
Legrand SA
14,351 2,184,282
L'Oreal SA
13,122 6,108,340
LVMH Moet Hennessy Louis
Vuitton SE
13,718 8,090,152
Orange SA
98,147 1,596,030
Pernod Ricard SA
11,039 1,255,293
Publicis Groupe SA
12,632 1,165,113
Renault SA
10,112 397,489
Rexel SA
12,881 417,124
Safran SA
19,697 6,565,106
Sanofi SA
60,703 6,000,185
Sartorius Stedim Biotech
1,528 312,653

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Schneider Electric SE
29,848 7,334,781
Societe Generale SA
39,748 2,451,545
Sodexo SA
5,095 305,781
Teleperformance SE
3,242 250,023
Thales SA
5,180 1,364,732
TotalEnergies SE
112,042 7,012,677
Unibail-Rodamco-Westfield
REIT *
6,524 677,760
Veolia Environnement SA
33,424 1,103,089
Vinci SA
27,079 3,671,684
(Cost $95,530,506)
110,345,999
Germany — 14.7%
adidas AG
9,172 1,784,991
Allianz SE
21,113 8,921,685
BASF SE
49,034 2,602,074
Bayer AG
54,414 1,786,272
Bayerische Motoren Werke AG
15,082 1,578,472
Beiersdorf AG
5,004 575,115
Brenntag SE
6,556 405,583
Commerzbank AG
42,301 1,614,298
Continental AG
6,369 558,833
Covestro AG *
9,860 685,192
CTS Eventim AG & Co. KGaA
3,670 343,698
Daimler Truck Holding AG
26,303 1,236,108
Delivery Hero SE, 144A *
10,660 282,846
Deutsche Bank AG (b)
100,401 3,527,301
Deutsche Boerse AG
10,295 3,030,304
Deutsche Lufthansa AG
30,982 288,372
Deutsche Post AG
51,986 2,364,623
Deutsche Telekom AG
190,967 6,974,939
E.ON SE
124,038 2,212,236
Evonik Industries AG
14,658 282,777
Fresenius Medical Care AG
12,262 628,182
Fresenius SE & Co. KGaA
23,036 1,250,742
GEA Group AG
8,096 589,129
Hannover Rueck SE
3,297 959,662
Heidelberg Materials AG
7,274 1,718,992
Henkel AG & Co. KGaA
5,609 430,794
Hensoldt AG
3,512 364,236
Infineon Technologies AG
71,878 2,939,792
Knorr-Bremse AG
4,086 426,395
LEG Immobilien SE
4,250 355,752
Mercedes-Benz Group AG
39,571 2,469,793
Merck KGaA
7,015 888,803
MTU Aero Engines AG
2,886 1,286,384
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
7,153 4,557,378
Nemetschek SE
3,127 431,677
Rational AG
297 221,332
Rheinmetall AG
2,522 4,984,854
RWE AG
34,676 1,389,031
Number
of Shares Value $
SAP SE
57,098 15,477,333
Scout24 SE, 144A
4,251 550,539
Siemens AG
41,508 11,489,358
Siemens Energy AG *
37,107 3,938,294
Siemens Healthineers AG, 144A
18,943 1,048,458
Symrise AG
7,168 694,181
Talanx AG
3,336 459,749
Vonovia SE
39,869 1,288,740
Zalando SE, 144A *
12,383 344,788
(Cost $78,139,495)
102,240,087
Hong Kong — 0.3%
Prudential PLC
(Cost $2,313,565)
140,107 1,872,099
Ireland — 1.2%
AerCap Holdings NV
9,748 1,203,878
AIB Group PLC
114,965 933,414
Bank of Ireland Group PLC
51,404 760,139
DCC PLC
5,830 370,667
Experian PLC
50,631 2,622,349
Kerry Group PLC, Class A
9,103 832,267
Kingspan Group PLC
8,767 675,905
Ryanair Holdings PLC
45,013 1,329,684
(Cost $7,061,185)
8,728,303
Italy — 4.7%
Banca Mediolanum SpA
12,973 262,261
Banco BPM SpA
63,604 872,462
BPER Banca SPA
78,465 814,968
Davide Campari-Milano NV (a)
33,019 248,307
Enel SpA
444,075 4,095,926
Eni SpA
113,106 2,016,865
Ferrari NV
6,899 3,282,536
FinecoBank Banca Fineco SpA
31,609 693,364
Generali
47,047 1,836,146
Infrastrutture Wireless Italiane
SpA, 144A
15,574 188,760
Intesa Sanpaolo SpA
785,055 4,936,598
Leonardo SpA
21,752 1,240,066
Mediobanca Banca di Credito
Finanziario SpA
29,855 722,997
Moncler SpA
12,840 746,119
Nexi SpA, 144A
26,769 169,801
Poste Italiane SpA, 144A
25,936 607,155
Prysmian SpA
15,606 1,364,199
Recordati Industria Chimica e
Farmaceutica SpA
5,864 361,881
Snam SpA
111,696 680,024
Telecom Italia SpA *
537,461 257,547
Terna - Rete Elettrica Nazionale
74,647 750,685
UniCredit SpA
76,621 5,919,760
Unipol Assicurazioni SpA
18,825 393,117
(Cost $20,309,983)
32,461,544

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Luxembourg — 0.3%
ArcelorMittal SA
25,826 859,887
CVC Capital Partners PLC, 144A
12,175 245,701
Eurofins Scientific SE
6,175 468,269
Tenaris SA
20,846 378,376
(Cost $1,665,073)
1,952,233
Mexico — 0.0%
Fresnillo PLC
(Cost $283,118)
12,004 290,096
Netherlands — 7.1%
ABN AMRO Bank NV CVA, 144A
32,042 924,029
Adyen NV, 144A *
1,394 2,339,280
Aegon Ltd.
76,953 605,164
Akzo Nobel NV
8,987 620,320
Argenx SE *
3,364 2,377,071
ASM International NV
2,603 1,250,685
ASML Holding NV
21,523 16,029,451
ASR Nederland NV
7,725 535,742
BE Semiconductor Industries NV
4,232 569,863
Euronext NV, 144A
4,350 718,068
EXOR NV
5,082 509,227
Ferrovial SE
28,688 1,567,016
Heineken Holding NV
7,216 511,164
Heineken NV
15,839 1,278,575
IMCD NV
3,219 361,452
ING Groep NV
165,803 3,949,293
JDE Peet's NV
8,198 299,618
Koninklijke Ahold Delhaize NV
49,636 1,988,871
Koninklijke KPN NV
208,213 992,867
Koninklijke Philips NV
42,164 1,161,668
NN Group NV
14,900 1,025,322
Prosus NV *
71,551 4,420,599
QIAGEN NV
12,511 581,221
Randstad NV
5,415 255,871
Stellantis NV
109,777 1,051,057
Universal Music Group NV
59,065 1,668,079
Wolters Kluwer NV
12,819 1,613,673
(Cost $42,603,458)
49,205,246
Norway — 0.9%
Aker BP ASA
16,331 412,493
DNB Bank ASA
49,200 1,295,568
Equinor ASA
42,447 1,046,380
Gjensidige Forsikring ASA
11,145 309,554
Kongsberg Gruppen ASA
24,251 723,876
Mowi ASA
24,555 504,674
Norsk Hydro ASA
76,933 498,848
Orkla ASA
38,485 429,944
Salmar ASA (a)
4,076 208,622
Telenor ASA
32,734 545,776
Number
of Shares Value $
Yara International ASA
9,183 334,080
(Cost $5,589,973)
6,309,815
Poland — 0.0%
InPost SA *
(Cost $189,369)
10,709 155,478
Portugal — 0.3%
Banco Comercial Portugues SA,
Class R
464,968 393,832
EDP SA
176,082 780,117
Galp Energia SGPS SA
21,184 411,401
Jeronimo Martins SGPS SA
16,407 405,773
(Cost $1,869,175)
1,991,123
Spain — 5.1%
Acciona SA
1,157 229,025
ACS Actividades de
Construccion y Servicios SA
10,192 769,671
Aena Sme SA, 144A
40,207 1,163,726
Amadeus IT Group SA
24,157 2,023,509
Banco Bilbao Vizcaya Argentaria
SA
315,093 5,710,043
Banco de Sabadell SA
268,167 1,018,050
Banco Santander SA
817,138 7,800,721
Bankinter SA
37,519 559,423
CaixaBank SA
212,321 2,118,806
Cellnex Telecom SA, 144A *
27,211 967,441
EDP Renovaveis SA
17,445 204,906
Endesa SA
17,800 542,263
Grifols SA
13,681 193,185
Iberdrola SA
346,720 6,520,473
Industria de Diseno Textil SA
60,149 2,969,546
Redeia Corp. SA
20,212 392,761
Repsol SA
61,669 1,010,774
Telefonica SA (a)
202,288 1,083,416
(Cost $24,669,507)
35,277,739
Sweden — 5.5%
AddTech AB, Class B
14,082 493,380
Alfa Laval AB
15,401 700,526
Assa Abloy AB, Class B
53,307 1,881,755
Atlas Copco AB, Class A
145,199 2,316,557
Atlas Copco AB, Class B
88,598 1,258,598
Beijer Ref AB
20,645 350,973
Boliden AB *
15,905 547,504
Epiroc AB, Class A
36,076 753,195
Epiroc AB, Class B
21,271 395,551
EQT AB
20,240 727,096
Essity AB, Class B
33,867 914,618
Evolution AB, 144A
7,841 679,341
Fastighets AB Balder, Class B *
34,575 245,855
H & M Hennes & Mauritz AB,
Class B (a)
28,778 422,191
Hexagon AB, Class B
111,442 1,240,469

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Holmen AB, Class B
4,628 180,142
Industrivarden AB, Class A
6,340 252,140
Industrivarden AB, Class C
9,013 358,444
Indutrade AB
15,590 387,753
Investment AB Latour, Class B
8,207 208,199
Investor AB, Class B
93,049 2,864,370
L E Lundbergforetagen AB,
Class B
4,333 219,202
Lifco AB, Class B
13,614 483,312
Nibe Industrier AB, Class B
81,039 332,393
Saab AB, Class B
17,183 971,667
Sagax AB, Class B
13,006 281,708
Sandvik AB
58,387 1,475,021
Securitas AB, Class B
27,802 425,204
Skandinaviska Enskilda Banken
AB, Class A
83,075 1,535,630
Skanska AB, Class B
17,722 439,656
SKF AB, Class B
20,332 521,377
Spotify Technology SA *
8,392 5,722,337
Svenska Cellulosa AB SCA,
Class B
31,491 428,220
Svenska Handelsbanken AB,
Class A
77,151 991,644
Swedbank AB, Class A
46,233 1,300,357
Swedish Orphan Biovitrum AB *
9,619 291,888
Tele2 AB, Class B
31,473 554,007
Telefonaktiebolaget LM Ericsson,
Class B
150,315 1,195,913
Telia Co. AB
134,493 501,622
Trelleborg AB, Class B
11,160 431,566
Volvo AB, Class B
87,796 2,698,490
(Cost $32,809,597)
37,979,871
Switzerland — 15.0%
ABB Ltd.
86,046 5,772,604
Alcon, Inc.
27,012 2,149,077
Amrize Ltd. *
27,520 1,435,587
Avolta AG *
5,513 316,800
Baloise Holding AG
2,146 556,246
Banque Cantonale Vaudoise
1,707 198,402
Barry Callebaut AG (a)
215 290,196
Belimo Holding AG
543 597,188
BKW AG
1,265 263,387
Chocoladefabriken Lindt &
Spruengli AG
6 898,332
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
51 776,967
Cie Financiere Richemont SA,
Class A
29,350 5,126,117
Coca-Cola HBC AG *
12,224 617,261
DSM-Firmenich AG
10,020 978,821
EMS-Chemie Holding AG
377 289,058
Galderma Group AG
7,024 1,225,458
Number
of Shares Value $
Geberit AG
1,831 1,341,414
Givaudan SA
499 2,101,643
Glencore PLC *
550,021 2,172,240
Helvetia Holding AG
1,919 493,570
Holcim AG *
27,977 2,342,634
Julius Baer Group Ltd.
10,815 779,886
Kuehne + Nagel International AG
2,575 523,914
Logitech International SA
8,299 856,919
Lonza Group AG
3,850 2,728,176
Nestle SA
141,435 13,325,982
Novartis AG
103,814 13,124,819
Partners Group Holding AG
1,247 1,710,407
Roche Holding AG
38,294 12,457,574
Roche Holding AG
1,803 617,862
Sandoz Group AG
23,141 1,450,669
Schindler Holding AG
1,290 461,088
Schindler Holding AG
Participation Certificates
2,197 816,032
SGS SA
9,046 922,067
SIG Group AG *
17,485 276,867
Sika AG
8,388 1,944,603
Sonova Holding AG
2,783 810,049
STMicroelectronics NV
21,679 589,673
STMicroelectronics NV, Class Y
13,192 356,052
Straumann Holding AG
6,284 736,818
Swatch Group AG — Bearer
1,739 314,157
Swiss Life Holding AG
1,577 1,702,841
Swiss Prime Site AG
4,233 588,277
Swiss Re AG
16,527 2,992,892
Swisscom AG
1,390 1,004,087
UBS Group AG
174,283 7,052,782
VAT Group AG, 144A
1,397 456,384
Zurich Insurance Group AG
7,973 5,823,185
(Cost $87,193,479)
104,367,064
United Kingdom — 21.4%
3i Group PLC
53,465 2,904,263
Admiral Group PLC
14,426 707,004
Anglo American PLC
61,902 1,905,929
Ashtead Group PLC
23,092 1,699,760
Associated British Foods PLC
18,765 547,836
AstraZeneca PLC
84,747 13,504,750
Auto Trader Group PLC, 144A
51,205 555,884
Aviva PLC
163,900 1,443,472
BAE Systems PLC
164,898 3,917,050
Barclays PLC
781,491 3,806,775
Barratt Redrow PLC
68,425 332,662
BP PLC
876,952 5,121,633
British American Tobacco PLC
114,512 6,477,313
BT Group PLC
325,316 951,945
Bunzl PLC
17,285 584,528
Centrica PLC
268,153 583,340

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Coca-Cola Europacific Partners
PLC
12,722 1,130,477
Compass Group PLC
93,362 3,169,846
Diageo PLC
121,512 3,365,189
Entain PLC
30,999 367,867
GSK PLC
225,056 4,418,299
Haleon PLC
494,073 2,423,408
Halma PLC
20,091 892,857
Hikma Pharmaceuticals PLC
9,751 235,253
HSBC Holdings PLC
957,629 12,253,441
Imperial Brands PLC
42,115 1,777,126
Informa PLC
71,176 837,338
InterContinental Hotels Group
PLC
8,232 996,033
International Consolidated
Airlines Group SA
70,293 362,825
Intertek Group PLC
8,425 534,061
J Sainsbury PLC
88,547 358,322
JD Sports Fashion PLC
146,571 190,221
Kingfisher PLC
91,120 317,008
Land Securities Group PLC REIT
34,460 258,032
Legal & General Group PLC
321,423 1,075,228
Lloyds Banking Group PLC
3,289,414 3,535,439
London Stock Exchange Group
PLC
26,103 3,234,547
M&G PLC
131,583 471,474
Marks & Spencer Group PLC
115,082 537,252
Melrose Industries PLC
66,017 524,664
Mondi PLC
24,597 346,250
National Grid PLC
267,671 3,766,175
NatWest Group PLC
442,633 3,054,731
Next PLC
6,461 1,043,993
Pearson PLC
31,931 464,811
Phoenix Group Holdings PLC
38,608 355,624
Reckitt Benckiser Group PLC
37,054 2,769,546
RELX PLC
100,968 4,702,702
Rentokil Initial PLC
140,314 692,217
Rio Tinto PLC
61,846 3,880,299
Rolls-Royce Holdings PLC
463,532 6,703,659
Sage Group PLC
51,559 757,151
Schroders PLC
44,871 230,461
Segro PLC REIT
72,852 617,387
Severn Trent PLC
13,746 480,456
Shell PLC
323,537 11,911,857
Smith & Nephew PLC
45,817 856,441
Smiths Group PLC
18,962 603,820
Spirax Group PLC
4,259 419,934
SSE PLC
60,353 1,411,216
Standard Chartered PLC
109,736 2,055,705
Tesco PLC
359,491 2,053,850
Unilever PLC
134,578 8,461,789
United Utilities Group PLC
39,516 614,213
Number
of Shares Value $
Vodafone Group PLC
1,095,081 1,307,827
Whitbread PLC
9,281 394,515
Wise PLC, Class A *
33,985 484,146
WPP PLC
52,499 277,374
(Cost $125,712,010)
149,028,500
TOTAL COMMON STOCKS
(Cost $570,189,469)
685,592,337
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
2,679 256,375
Dr Ing hc F Porsche AG, 144A (a)
6,668 353,771
Henkel AG & Co. KGaA
9,011 759,655
Porsche Automobil Holding SE
8,659 368,637
Sartorius AG
1,290 299,118
Volkswagen AG
11,342 1,321,329
(Cost $4,842,273)
3,358,885
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA* , expires
9/26/25(c)
(Cost $0)
537,461 0
SECURITIES LENDING
COLLATERAL — 0.4%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(d)(e)
(Cost $2,730,570)
2,730,570 2,730,570
CASH EQUIVALENTS — 1.7%
DWS Government Money Market
Series "Institutional Shares",
4.25% (d)
(Cost $12,104,141)
12,104,141 12,104,141
TOTAL INVESTMENTS
— 101.2%
(Cost $589,866,453)
703,785,933
Other assets and liabilities,
net — (1.2%)
(8,281,938)
NET ASSETS — 100.0%
695,503,995

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG (b)
2,760,841 94,576 (64,872) (7,712) 744,468 — — 100,401 3,527,301
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (d)(e)
5,319,270 — (2,588,700) (f) — — 11,692 — 2,730,570 2,730,570
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series "Institutional Shares", 4.25% (d)
14,028,943 24,794,449 (26,719,251) — — 117,732 — 12,104,141 12,104,141
22,109,054 24,889,025 (29,372,823) (7,712) 744,468 129,424 — 14,935,112 18,362,012
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $2,589,344, which is 0.4% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
163,131,562 23 .7
Industrials
132,171,941 19 .2
Health Care
93,600,467 13 .6
Consumer Staples
68,015,378 9 .9
Consumer Discretionary
54,959,190 7 .9
Information Technology
46,226,506 6 .7
Materials
37,456,362 5 .4
Energy
30,162,840 4 .4
Utilities
29,361,870 4 .3
Communication Services
28,688,700 4 .2
Real Estate
5,176,406 0 .7
Total
688,951,222 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 7 633,084 631,682 9/19/2025 (1,402)
DAX Index
EUR 1 706,475 700,712 9/19/2025 (5,763)
EURO STOXX  50 Index
EUR 27 1,700,758 1,693,713 9/19/2025 (7,045)
FTSE 100 Index
GBP 9 1,115,307 1,121,376 9/19/2025 6,069
FTSE MIB Index
EUR 1 250,086 247,130 9/19/2025 (2,956)
IBEX 35 Index
EUR 2 351,563 350,233 9/19/2025 (1,330)
MSCI EUROPE Index
EUR 6 258,437 261,368 9/19/2025 2,931
OMXS30 Index
SEK 19 527,440 528,625 9/19/2025 1,185
Swiss Market Index
CHF 6 902,313 914,904 9/19/2025 12,591
Total net unrealized appreciation
4,280
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
9/3/2025 CHF 1,122,000 USD 1,386,671 — (16,086)
The Bank of New York Mellon
9/3/2025 CHF 1,306,600 USD 1,621,832 — (11,717)
The Bank of New York Mellon
9/3/2025 CHF 78,055,639 USD 96,485,057 — (1,102,398)
JP Morgan & Chase Co.
9/3/2025 DKK 2,164,000 USD 336,167 — (3,056)
JP Morgan & Chase Co.
9/3/2025 DKK 147,766,942 USD 22,715,735 — (447,829)
The Bank of New York Mellon
9/3/2025 EUR 5,161,700 USD 5,981,799 — (58,045)
The Bank of New York Mellon
9/3/2025 EUR 303,172,796 USD 347,686,142 — (7,064,460)

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
9/3/2025 EUR 9,625,000 USD 11,037,979 — (224,491)
JP Morgan & Chase Co.
9/3/2025 GBP 107,574,524 USD 142,400,163 — (3,001,803)
JP Morgan & Chase Co.
9/3/2025 GBP 1,871,300 USD 2,485,008 — (44,315)
JP Morgan & Chase Co.
9/3/2025 GBP 5,825,000 USD 7,710,660 — (162,640)
Goldman Sachs & Co.
9/3/2025 NOK 63,136,991 USD 6,134,719 — (146,339)
The Bank of New York Mellon
9/3/2025 SEK 10,995,000 USD 1,128,685 — (33,246)
The Bank of New York Mellon
9/3/2025 SEK 4,993,000 USD 517,365 — (10,286)
The Bank of New York Mellon
9/3/2025 SEK 291,580,786 USD 29,933,813 — (879,909)
The Bank of New York Mellon
9/3/2025 USD 100,724,910 CHF 80,484,239 — (101,148)
JP Morgan & Chase Co.
9/3/2025 USD 2,556,397 DKK 16,629,000 50,322 —
The Bank of New York Mellon
9/3/2025 USD 20,902,731 DKK 133,301,942 — (6,663)
Morgan Stanley Capital
9/3/2025 USD 372,177,313 EUR 317,959,496 — (124,399)
JP Morgan & Chase Co.
9/3/2025 USD 155,736,647 GBP 115,270,824 67,941 —
Goldman Sachs & Co.
9/3/2025 USD 6,263,112 NOK 62,927,991 — (2,847)
Goldman Sachs & Co.
9/3/2025 USD 20,308 NOK 209,000 484 —
The Bank of New York Mellon
9/3/2025 USD 32,491,777 SEK 307,568,786 11,528 —
The Bank of New York Mellon
10/2/2025 CHF 80,484,239 USD 101,086,724 101,199 —
The Bank of New York Mellon
10/2/2025 CHF 1,457,000 USD 1,829,797 1,664 —
The Bank of New York Mellon
10/2/2025 DKK 133,301,942 USD 20,947,732 6,696 —
The Bank of New York Mellon
10/2/2025 DKK 2,317,000 USD 364,075 87 —
Morgan Stanley Capital
10/2/2025 EUR 317,959,496 USD 372,868,239 121,217 —
JP Morgan & Chase Co.
10/2/2025 GBP 1,868,000 USD 2,524,458 — (1,082)
JP Morgan & Chase Co.
10/2/2025 GBP 115,270,824 USD 155,778,836 — (67,586)
Goldman Sachs & Co.
10/2/2025 NOK 62,927,991 USD 6,264,016 2,661 —
The Bank of New York Mellon
10/2/2025 SEK 307,568,786 USD 32,551,784 — (11,793)
The Bank of New York Mellon
10/2/2025 SEK 3,272,000 USD 346,246 — (174)
Morgan Stanley Capital
10/2/2025 USD 292,114 EUR 249,000 — (208)
Total unrealized appreciation (depreciation)
363,799 (13,522,520)
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
SEK Swedish Krona
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEU-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 685,592,337 $ — $ — $ 685,592,337
Preferred Stocks
3,358,885 — — 3,358,885
Rights
— — 0 0
Short-Term Investments (a)
14,834,711 — — 14,834,711
Derivatives (b)
Forward Foreign Currency Contracts
— 363,799 — 363,799
Futures Contracts
22,776 — — 22,776
TOTAL
$ 703,808,709 $ 363,799 $ 0 $ 704,172,508
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (13,522,520) $ — $ (13,522,520)
Futures Contracts
(18,496) — — (18,496)
TOTAL
$ (18,496) $ (13,522,520) $ — $ (13,541,016)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.